Amounts receivable	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Amounts receivable
Amounts receivable

	June 30, 2018	June 30, 2017
	$	$

Trade receivables	163,203	136,755
Less: Provision for impairment of trade receivables	(9,742)	(4,772)

	153,461	131,983

Goods and services tax recoverable, net	1,203	1,411
Federal and provincial film tax credits and other government assistance	96,874	111,639

Short-term amounts receivable	251,538	245,033

Long-term amounts receivable	18,789	26,502

Total amounts receivable	270,327	271,535

The aging of trade receivables not impaired is as follows:

	June 30, 2018	June 30, 2017
	$	$
Less than 60 days	131,683	125,081
Between 60 and 90 days	5,863	1,833
Over 90 days	15,915	5,069

	153,461	131,983

The Company does not have security over these balances. All impaired trade receivables are older than 90 days.

Trade receivables, goods and services taxes recoverable and federal and provincial film tax credits and other government assistance are provided for based on estimated recoverable amounts as determined by using a combination of historical default experience, any changes to credit quality and management estimates. Goods and services taxes recoverable and other government assistance do not contain any significant uncertainty.

Provision for impairment of trade receivables:

	June 30, 2018	June 30, 2017
	$	$
Opening balance	4,772	6,459
Provision for receivables	5,089	3,857
Receivables written off during the period	(197)	(5,300)
Recoveries of receivables previously provided for	(12)	(94)
Foreign exchange	90	(150)

Closing balance	9,742	4,772